CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ILS (₪) ₪ in Thousands	Share capital [Member]	Additional paid in capital [Member]	Measurement of the net liability in respect of defined benefit [Member]	Capital Fund [Member]	Retained earnings [Member]	Treasury Shares	Total
Balance at Dec. 31, 2016	₪ 1,425	₪ 128,354	₪ (508)	₪ 247	₪ 261,486		₪ 391,004
IfrsStatementLineItems [Line Items]
Profit for the year					25,023		25,023
Purchase of treasury shares
Measurement of the net liability in respect of defined benefit			(446)				(446)
Total comprehensive Income for the year			(446)		25,023		24,577
Balance at Dec. 31, 2017	1,425	128,354	(954)	247	286,509		415,581
IfrsStatementLineItems [Line Items]
Profit for the year					24,967		24,967
Purchase of treasury shares
Measurement of the net liability in respect of defined benefit			331				331
Total comprehensive Income for the year			331		24,967		25,298
Balance at Dec. 31, 2018	1,425	128,354	(623)	247	311,476		440,879
IfrsStatementLineItems [Line Items]
Profit for the year					51,511		51,511
Purchase of treasury shares						₪ (628)	(628)
Measurement of the net liability in respect of defined benefit			(406)				(406)
Total comprehensive Income for the year			(406)		51,511	(628)	51,105
Balance at Dec. 31, 2019	₪ 1,425	₪ 128,354	₪ (1,029)	₪ 247	₪ 362,987	₪ (628)	₪ 491,356